CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Net income for the year	R$ 1,828,254	R$ 3,622,127	R$ 2,545,101
Item that will not be reclassified to income (loss):
Pension plans and other post-employment benefits	(1,562)	(2,932)	(215)
Deferred taxes	531	997	73
Total comprehensive income for the year	R$ 1,827,223	R$ 3,620,192	R$ 2,544,959